Property, plant, equipment and development costs - Discount Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tambomayo
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate		12.73%
Orcopampa
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate		12.73%
El Brocal
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate	15.17%
La Zanja
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate		15.18%